Summary of Significant Accounting Policies - Other Income (Deductions) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other income (deductions)
Corporate and administrative	$ 13
Interest income	2,787	$ 1,849	$ 2,173
Equity AFUDC	2,296	2,289	3,008
Total other income (deductions)	13,394	9,469	2,879
Southwest Gas Corporation [Member]
Other income (deductions)
Change in COLI policies	10,300	7,400	(500)
Interest income	2,784	1,848	1,754
Equity AFUDC	2,296	2,289	3,008
Miscellaneous income and (expense)	(2,344)	(3,261)	(1,970)
Total other income (deductions)	13,036	8,276	2,292
Centuri Construction Group Inc [Member]
Other income (deductions)
Interest income	3	1	419
Foreign transaction gain (loss)	(754)	(22)	(824)
Equity in earnings of unconsolidated investment - Western	1,052	69	310
Miscellaneous income and (expense)	44	1,145	682
Total other income (deductions)	$ 345	$ 1,193	$ 587